UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934
For the monthly distribution period from September 1, 2006 to September 30, 2006
Commission File Number of issuing entity: 333-115582
GE Dealer Floorplan Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-115582-03
CDF Funding, Inc.
(Exact name of depositor as specified in its charter )
GE Commercial Distribution Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	None

(State or other jurisdiction of incorporation or	(I.R.S. Employer Identification No.)
organization of the issuing entity)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192

(Address of principal executive offices of	(Zip Code)
issuing entity)
(847) 747-6800
Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2004-2 Asset Backed Notes in the classes specified herein	☐	☐	☑

Series 2005-1 Asset Backed Notes in the classes specified herein	☐	☐	☑

Series 2005-2 Asset Backed Notes in the classes specified herein	☐	☐	☑

Series 2006-1 Asset Backed Notes in the classes specified herein	☐	☐	☑

Series 2006-2 Asset Backed Notes in the classes specified herein	☐	☐	☑

Series 2006-3 Asset Backed Notes in the classes specified herein	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
ITEM 1 — Distribution and Pool Performance Information.
     The response to Item 1 is set forth in part herein and in part in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6.
     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2004-2 (the “2004-2 Notes”), dated August 3, 2004, and related Prospectus dated August 3, 2004 (collectively, the “2004-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2004-2 Notes were offered under the 2004-2 Prospectus: Class A, Class B, and Class C.
     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2005-1 (the “2005-1 Notes”), dated April 26, 2005, and related Prospectus dated April 26, 2005 (collectively, the “2005-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2005-1 Notes were offered under the 2005-1 Prospectus: Class A, Class B, and Class C.
     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2005-2 (the “2005-2 Notes”), dated October 12, 2005, and related Prospectus dated October 12, 2005 (collectively, the “2005-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2005-2 Notes were offered under the 2005-2 Prospectus: Class A, Class B, and Class C.
     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-1 (the “2006-1 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-1 Notes were offered under the 2006-1 Prospectus: Class A, Class B, and Class C.
     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-2 (the “2006-2 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-2 Notes were offered under the 2006-2 Prospectus: Class A, Class B, and Class C.

     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-3 (the “2006-3 Notes”), dated August 1, 2006, and related Prospectus dated July 31, 2006 (collectively, the “2006-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-3 Notes were offered under the 2006-3 Prospectus: Class A, Class B, and Class C.
PART II — OTHER INFORMATION
ITEM 2 — Legal Proceedings.
Nothing to report.
ITEM 3 — Sales of Securities and Use of Proceeds.
Nothing to report.
ITEM 4 — Defaults Upon Senior Securities.
Nothing to report.
ITEM 5 — Submission of Matters to a Vote of Security Holders.
Nothing to report.
ITEM 6 — Significant Obligors of Pool Assets.
Nothing to Report.
ITEM 7 — Significant Enhancement Provider Information.
Inapplicable.
ITEM 8 — Other Information.
Nothing to report.
ITEM 9 — Exhibits.
     (a) Documents filed as part of this report.

Exhibit 99.1	2004-2 Monthly Noteholder’s Statement

Exhibit 99.2	2005-1 Monthly Noteholder’s Statement

Exhibit 99.3	2005-2 Monthly Noteholder’s Statement

Exhibit 99.4	2006-1 Monthly Noteholder’s Statement

Exhibit 99.5	2006-2 Monthly Noteholder’s Statement

Exhibit 99.6	2006-3 Monthly Noteholder’s Statement
     (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2004-2 Monthly Noteholder’s Statement

Exhibit 99.2	2005-1 Monthly Noteholder’s Statement

Exhibit 99.3	2005-2 Monthly Noteholder’s Statement

Exhibit 99.4	2006-1 Monthly Noteholder’s Statement

Exhibit 99.5	2006-2 Monthly Noteholder’s Statement

Exhibit 99.6	2006-3 Monthly Noteholder’s Statement

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated: October 20, 2006

CDF FUNDING, INC. (Depositor)

By:	/s/ John E. Peak
Name: John E. Peak
Title: Vice President